SCHEDULE OF FIXED ASSETS (Details) - USD ($)	Feb. 28, 2025	Feb. 29, 2024
Property, Plant and Equipment [Line Items]
Fixed assets gross	$ 749,514	$ 617,953
Less: Accumulated depreciation	(491,186)	(349,878)
Fixed assets, net of accumulated depreciation	258,328	268,075
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	74,237	74,237
Demo Devices [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	302,186	194,350
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	107,020	107,020
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	8,825	8,825
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	157,448	150,389
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	15,312	15,312
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	21,225	21,225
Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	36,305	19,639
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	$ 26,956	$ 26,956